Schedule of Restructuring Charges Attributable to Individual Segments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Employee relocation costs	$ 7	$ 5